Derivative Instruments and Hedging Activities (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of interest rate swap components
Weighted average pay rate	6.85%	6.83%
Weighted average receive rate	2.22%	2.27%
Weighted average maturity in years	2 years 7 months 6 days	3 years 4 months 24 days